Expense Example, No Redemption - Allspring Multi-Asset Funds - Class C	Sep. 30, 2025 USD ($)
(Allspring Diversified Capital Builder Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	2,148
(Allspring Diversified Income Builder Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	982
Expense Example, No Redemption, 10 Years	2,159
(Allspring Index Asset Allocation Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	989
Expense Example, No Redemption, 10 Years	$ 2,147